Taxation, Type of Temporary Difference (Details) - USD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	$ 2,179.7	$ 2,374.7
Credits	54.5	61.4
Other	59.2	112.3
Total	2,293.4	2,548.4
Expiration: 2022 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	0.6	5.0
Credits	3.2	3.5
Other	0.0	0.0
Total	3.8	8.5
Expiration: 2023 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	7.4	11.9
Credits	1.8	3.1
Other	0.0	0.0
Total	9.2	15.0
Expiration: 2024 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	23.8	23.7
Credits	1.4	1.8
Other	0.0	0.0
Total	25.2	25.5
Expiration: 2025 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	40.5	43.4
Credits	1.4	1.4
Other	0.0	0.0
Total	41.9	44.8
Expiration: 2026 [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	8.2	13.3
Credits	0.9	0.7
Other	0.0	0.0
Total	9.1	14.0
Thereafter [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	2,045.1	2,226.7
Credits	4.7	5.5
Other	35.3	88.4
Total	2,085.1	2,320.6
No Expiry [Member]
Unrecognize deferred tax assets due to temporary difference [Abstract]
Losses	54.1	50.7
Credits	41.1	45.4
Other	23.9	23.9
Total	$ 119.1	$ 120.0